Shareholder Report, Holdings (Details)	May 31, 2024
C000240509 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000240509 | Alphabet, Inc.FR_02079K107
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000240509 | Apple, Inc.FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000240509 | Broadcom, Inc.FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000240509 | Merck & Co., Inc.FR_58933Y105
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000240509 | UnitedHealth Group, Inc.FR_91324P102
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000240509 | AbbVie, Inc.FR_00287Y109
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000240509 | Visa, Inc.FR_92826C839
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000240509 | Shell PLCFR_780259305
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000240509 | Eli Lilly & Co.FR_532457108
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000240509 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	29.00%
C000240509 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000240509 | Financials
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000240509 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000240509 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000240509 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000240509 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000240509 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000240509 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000240509 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000240509 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000240509 | Materials
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000240507 | Apple, Inc.FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000240507 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000240507 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000240507 | Taiwan Semiconductor Manufacturing Co., Ltd.FR_688910900
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000240507 | Intuitive Surgical, Inc.FR_46120E602
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000240507 | ASML Holding NVFR_ACI02GTQ9
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000240507 | Vistra Corp.FR_92840M102
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000240507 | ARM Holdings PLCFR_042068205
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000240507 | Meta Platforms, Inc.FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000240507 | Boston Scientific Corp.FR_101137107
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000240507 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	45.40%
C000240507 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000240507 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000240507 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000240507 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000240507 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000240507 | Energy
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000240507 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000240507 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000241312 | Financials
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000241312 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000241312 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000241312 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000241312 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000241312 | Energy
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000241312 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000241312 | Materials
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000241312 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	81.80%
C000241312 | Financial Institutions
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000241312 | Utility
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000245882 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000245882 | Options on Equity Indices
Holdings [Line Items]
Percent of Net Asset Value	100.60%
C000245884 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000245884 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	61.50%
C000245884 | Financial Institutions
Holdings [Line Items]
Percent of Net Asset Value	30.20%
C000245884 | Utility
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000237019 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000237019 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	20.10%
C000237019 | Financial Institutions
Holdings [Line Items]
Percent of Net Asset Value	28.30%
C000237019 | Utility
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000237019 | Governments - Treasuries
Holdings [Line Items]
Percent of Net Asset Value	31.00%
C000237019 | Other ABS - Fixed Rate
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000237019 | Autos - Fixed Rate
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000237019 | Credit Cards - Fixed Rate
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000241953 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000241953 | Alphabet, Inc.FR_02079K107
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000241953 | Apple, Inc.FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000241953 | UnitedHealth Group, Inc.FR_91324P102
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000241953 | Visa, Inc.FR_92826C839
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000241953 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000241953 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000241953 | Meta Platforms, Inc.FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000241953 | Walmart, Inc.FR_931142103
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000241953 | Progressive Corp. (The)FR_743315103
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000241953 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	29.30%
C000241953 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000241953 | Financials
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000241953 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000241953 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000241953 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000241953 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000241953 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000241953 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000241953 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000241953 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000241953 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000245886 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000245886 | Financial Institutions
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000245886 | Municipal Obligations
Holdings [Line Items]
Percent of Net Asset Value	103.60%
C000240508 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000240508 | Apple, Inc.FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000240508 | Broadcom, Inc.FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000240508 | Merck & Co., Inc.FR_58933Y105
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000240508 | Eli Lilly & Co.FR_532457108
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000240508 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000240508 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000240508 | Meta Platforms, Inc.FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000240508 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000240508 | Johnson & JohnsonFR_478160104
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000240508 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	25.40%
C000240508 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000240508 | Financials
Holdings [Line Items]
Percent of Net Asset Value	17.80%
C000240508 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000240508 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000240508 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000240508 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000240508 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000240508 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000240508 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000240508 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000240508 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000245883 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000245883 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	29.00%
C000245883 | Financial Institutions
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000245883 | Utility
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000245883 | Treasuries
Holdings [Line Items]
Percent of Net Asset Value	24.90%
C000245883 | Treasury Bonds
Holdings [Line Items]
Percent of Net Asset Value	20.20%
C000245883 | Agency Fixed Rate 30-Year
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000245883 | Agency Fixed Rate 15-Year
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000245885 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000245885 | Financial Institutions
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000245885 | Municipal Obligations
Holdings [Line Items]
Percent of Net Asset Value	97.00%
C000245885 | Agency CMBS
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000237018 | California
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000237018 | New Jersey
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000237018 | New York
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000237018 | Illinois
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000237018 | Texas
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000237018 | Florida
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000237018 | Alabama
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000237018 | Pennsylvania
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000237018 | Georgia
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000237018 | Arizona
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000237018 | Washington
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000237018 | Ohio
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000237018 | Other
Holdings [Line Items]
Percent of Net Asset Value	28.90%
C000237018 | AAA
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000237018 | AA
Holdings [Line Items]
Percent of Net Asset Value	34.40%
C000237018 | A
Holdings [Line Items]
Percent of Net Asset Value	38.70%
C000237018 | BBB
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000237018 | BB
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000237018 | B
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000237018 | A-1+
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000237018 | A-1
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000237018 | SP-1+
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000237018 | SP-1
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000237018 | NR
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000237018 | PR
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000237018 | Indiana
Holdings [Line Items]
Percent of Net Asset Value	1.90%